TRADE AND ACCRUED PAYABLES	12 Months Ended
Dec. 31, 2018
TRADE AND ACCRUED PAYABLES [abstract]
Disclosure of trade and accrued payables
22.	TRADE AND ACCRUED PAYABLES
As at December 31, 2018 and 2017, substantially all the trade and accrued payables were aged within six months. The trade and accrued payables are non-interest-bearing.